Lease liabilities - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities
Non-current	$ 283,549	$ 201,718
Current	54,431	45,136
Lease liabilities	$ 337,980	$ 246,854	$ 195,772